OTHER ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current
Work in progress	$ 193	$ 200
Prepayments and other assets	1,055	956
Assets held for sale	112	115
Total current	1,360	1,271
Non-current
Prepayments and other assets	373	385
Total non-current	$ 373	$ 385